Subordinated Notes and Debentures (Narrative) (Details) $ in Millions, $ in Millions, $ in Billions			9 Months Ended
	Aug. 05, 2026 CAD ($)	Mar. 04, 2026 CAD ($)	Jul. 31, 2026 CAD ($)	Aug. 11, 2026 USD ($)	Aug. 05, 2026 SGD ($)
NVCC [member] | Issuance of borrowing [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 382				$ 350
Interest rate	3.125%				3.125%
Adjustment to interest rate	1.048%				1.048%
NVCC [member] | Bottom of range [member] | Issuance of borrowing [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period	10 days
NVCC [member] | Top of range [member] | Issuance of borrowing [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period	60 days
NVCC Medium-Term Notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt			$ 1,000
NVCC Medium-Term Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period			10 days
NVCC Medium-Term Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period			60 days
NVCC Medium-Term Notes [Member] | Until June 16, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate			4.208%
NVCC Medium-Term Notes [Member] | Until Maturity on June 16, 2036 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate			1.27%
4.859% Subordinated Notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt		$ 1,250
Interest rate		4.859%
Redemption price of principal amount		100.00%
3.625% NVCC [member] | Redemption of borrowings [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt				$ 1.5
Interest rate				3.625%